Derivative Financial Instruments - Fair Values of Assets and Liabilities Measured and Recognized at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Oct. 31, 2011
Derivative assets:
Derivative assets	$ 3,424	$ 7,496
Derivative liabilities:
Derivative liabilities		(3,860)		(12,297)
Fair Value, Measurements, Recurring [Member]
Derivative liabilities:
Total fair value	3,424	7,496	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	3,471	11,356	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(340)	(3,860)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Other assets [Member]
Derivative assets:
Derivative assets	293			1,610
Fair Value, Measurements, Recurring [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities				(688)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Derivative liabilities:
Total fair value	3,424	7,496	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	3,471	11,356	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(340)	(3,860)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other assets [Member]
Derivative assets:
Derivative assets	293			1,610
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities				(688)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities